UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Balanced Fund

Investor Class (RPBAX)

This annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$61	0.56%

What drove fund performance during the past 12 months?

  Global and U.S. equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence and dovish central bank moves, led to a meaningful rally through much of the remainder of the year. U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year.

  Versus the Morningstar Moderate Target Risk Index, a greater exposure to equities compared with bonds and cash contributed to relative results during a strong period for equities. Security selection among international developed markets stocks also aided relative results.

  Conversely, the fund’s larger exposure to U.S. equities, and lack of exposure to emerging markets stocks, detracted from relative results as international equities outperformed stocks in the U.S. during the year. Stock selection among U.S. large-cap value equities was also detrimental.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,047	10,024	10,215
2016	10,174	10,123	10,460
2016	10,598	10,660	10,816
2016	10,592	10,786	10,857
2017	11,155	11,532	11,312
2017	11,619	12,024	11,606
2017	12,062	12,647	12,000
2017	12,499	13,372	12,448
2018	12,494	13,244	12,336
2018	12,613	13,314	12,409
2018	12,925	13,884	12,722
2018	11,883	12,113	11,856
2019	13,017	13,588	12,885
2019	13,454	14,079	13,289
2019	13,605	14,075	13,411
2019	14,349	15,335	14,112
2020	12,267	12,059	12,224
2020	14,106	14,376	13,781
2020	14,965	15,545	14,443
2020	16,439	17,828	15,922
2021	16,958	18,643	16,267
2021	17,865	20,021	17,077
2021	17,877	19,810	16,962
2021	18,634	21,133	17,544
2022	17,576	20,000	16,634
2022	15,356	16,868	14,748
2022	14,468	15,717	13,875
2022	15,418	17,252	14,952
2023	16,313	18,512	15,599
2023	17,098	19,656	15,985
2023	16,592	18,987	15,460
2023	18,191	21,082	16,929
2024	19,286	22,810	17,591
2024	19,664	23,464	17,638
2024	20,745	25,016	18,868
2024	20,345	24,769	18,329
2025	20,562	24,441	18,638
2025	21,943	27,258	19,916
2025	23,044	29,336	20,836
2025	23,618	30,302	21,252

202501-4140694, 202601-5112892

F68-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Balanced Fund (Investor Class)	16.09%	7.52%	8.97%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
Morningstar Moderate Target Risk Index (Strategy Benchmark)	15.95	5.95	7.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,072,079
  Number of Portfolio Holdings1,600
  Investment Advisory Fees Paid (000s)$18,455
  Portfolio Turnover Rate43.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	61.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.3
Corporate Bonds	7.1
Bond Funds	4.8
Equity Funds	4.1
Non-U.S. Government Mortgage-Backed Securities	1.4
Asset-Backed Securities	1.4
Securities Lending Collateral	0.6
Short-Term and Other	3.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	6.3%
T. Rowe Price Real Assets Fund - I Class	4.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.7
NVIDIA	3.0
U.S. Treasury Bonds	2.7
Microsoft	2.6
Alphabet	2.4
Apple	2.2
Amazon.com	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Balanced Fund

Investor Class (RPBAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Balanced Fund

I Class (RBAIX)

This annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$45	0.42%

What drove fund performance during the past 12 months?

  Global and U.S. equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence and dovish central bank moves, led to a meaningful rally through much of the remainder of the year. U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year.

  Versus the Morningstar Moderate Target Risk Index, a greater exposure to equities compared with bonds and cash contributed to relative results during a strong period for equities. Security selection among international developed markets stocks also aided relative results.

  Conversely, the fund’s larger exposure to U.S. equities, and lack of exposure to emerging markets stocks, detracted from relative results as international equities outperformed stocks in the U.S. during the year. Stock selection among U.S. large-cap value equities was also detrimental.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	502,567	501,191	510,734
2016	509,193	506,147	523,011
2016	530,642	532,982	540,807
2016	530,550	539,321	542,853
2017	559,030	576,579	565,577
2017	582,509	601,217	580,300
2017	604,965	632,373	600,012
2017	627,105	668,608	622,423
2018	626,869	662,179	616,786
2018	633,103	665,712	620,473
2018	648,998	694,184	636,122
2018	596,709	605,663	592,817
2019	654,195	679,402	644,269
2019	676,118	703,942	664,427
2019	684,025	703,759	670,534
2019	721,684	766,753	705,606
2020	616,971	602,935	611,202
2020	709,816	718,812	689,025
2020	753,378	777,254	722,125
2020	827,552	891,388	796,076
2021	853,995	932,137	813,343
2021	900,012	1,001,052	853,852
2021	900,915	990,498	848,097
2021	939,393	1,056,628	877,197
2022	886,388	999,984	831,690
2022	774,728	843,381	737,395
2022	729,977	785,865	693,744
2022	778,541	862,589	747,593
2023	823,664	925,608	779,930
2023	863,601	982,785	799,273
2023	838,340	949,345	773,014
2023	919,474	1,054,099	846,453
2024	975,161	1,140,497	879,564
2024	994,619	1,173,221	881,894
2024	1,049,731	1,250,816	943,395
2024	1,029,820	1,238,447	916,430
2025	1,041,210	1,222,044	931,915
2025	1,111,179	1,362,904	995,795
2025	1,167,405	1,466,796	1,041,794
2025	1,197,306	1,515,084	1,062,577

202501-4140694, 202601-5112892

F424-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Balanced Fund (I Class)	16.26%	7.67%	9.12%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
Morningstar Moderate Target Risk Index (Strategy Benchmark)	15.95	5.95	7.83

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,072,079
  Number of Portfolio Holdings1,600
  Investment Advisory Fees Paid (000s)$18,455
  Portfolio Turnover Rate43.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	61.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.3
Corporate Bonds	7.1
Bond Funds	4.8
Equity Funds	4.1
Non-U.S. Government Mortgage-Backed Securities	1.4
Asset-Backed Securities	1.4
Securities Lending Collateral	0.6
Short-Term and Other	3.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	6.3%
T. Rowe Price Real Assets Fund - I Class	4.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.7
NVIDIA	3.0
U.S. Treasury Bonds	2.7
Microsoft	2.6
Alphabet	2.4
Apple	2.2
Amazon.com	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Balanced Fund

I Class (RBAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund
RBAIX Balanced Fund
.
I Class

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 26.28 $ 25.22 $ 22.22 $ 28.20 $ 27.24
Investment activities
Net investment income
(1)(2)
0.61 0.55 0.51 0.43 0.37
Net realized and unrealized
gain/loss 3.56 2.42 3.45 (5.29) 3.22
Total from investment
activities 4.17 2.97 3.96 (4.86) 3.59
Distributions
Net investment income (0.63) (0.58) (0.52) (0.44) (0.38)
Net realized gain (1.44) (1.33) (0.44) (0.68) (2.25)
Total distributions (2.07) (1.91) (0.96) (1.12) (2.63)
NET ASSET VALUE
End of period $ 28.38 $ 26.28 $ 25.22 $ 22.22 $ 28.20
Ratios/Supplemental Data
Total return
(2)(3)
16.09% 11.84% 17.99% (17.26)% 13.36%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.61% 0.60% 0.60% 0.61% 0.57%
Net expenses after waivers/
payments by Price Associates 0.56% 0.55% 0.55% 0.57% 0.53%
Net investment income 2.20% 2.06% 2.15% 1.74% 1.27%
Portfolio turnover rate 43.7% 39.2% 40.9% 97.7% 91.9%
Net assets, end of period (in
millions) $2,658 $2,484 $2,490 $2,318 $4,224
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 26.26 $ 25.20 $ 22.21 $ 28.20 $ 27.23
Investment activities
Net investment income
(1)(2)
0.66 0.59 0.54 0.49 0.41
Net realized and unrealized
gain/loss 3.55 2.42 3.44 (5.31) 3.22
Total from investment
activities 4.21 3.01 3.98 (4.82) 3.63
Distributions
Net investment income (0.67) (0.62) (0.55) (0.49) (0.41)
Net realized gain (1.44) (1.33) (0.44) (0.68) (2.25)
Total distributions (2.11) (1.95) (0.99) (1.17) (2.66)
NET ASSET VALUE
End of period $ 28.36 $ 26.26 $ 25.20 $ 22.21 $ 28.20
Ratios/Supplemental Data
Total return
(2)(3)
16.26% 12.00% 18.10% (17.12)% 13.51%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.47% 0.47% 0.47% 0.47% 0.45%
Net expenses after
waivers/payments by Price
Associates 0.42% 0.42% 0.42% 0.43% 0.41%
Net investment income 2.35% 2.20% 2.28% 2.02% 1.39%
Portfolio turnover rate 43.7% 39.2% 40.9% 97.7% 91.9%
Net assets, end of period (in
millions) $2,414 $2,116 $1,889 $1,669 $1,173
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
December 31, 2025

Portfolio of Investments
Shares/Par $ Value
(Cost and value in $000s)
ASSET-BACKED SECURITIES  1.4%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 2,335,000 2,351
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 4.984%, 10/20/34 (1) 3,285,000 3,282
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 1,083,569 1,089
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 1,213,526 1,216
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 5.085%, 3/31/38 (1) 885,000 883
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 365,000 365
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.514%, 1/18/35 (1) 1,655,000 1,654
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.974%, 12/26/31 (1) 98,365 99
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.174%, 7/27/48 (1) 1,134,588 1,137
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 92,577 92
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 592
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 107
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  530,000 531
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  530,000 529
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,670

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 237
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,055,000 1,071
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  1,385,000 1,391
Chase Auto Owner Trust
Series 2025-1A, Class A3
4.29%, 6/25/30 (1) 215,000 217
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.355%, 4/15/30 (1) 475,000 475
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/18/38 (1) 520,000 521
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,330,000 2,274
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 165,000 165
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 623,965 614
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,152,298 1,117
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,442,352 1,363
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 290,843 301
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 233,844 241
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 1,385,000 1,387
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 155,000 157

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 112
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 332,605 334
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 670,000 681
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,275,000 1,291
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  945,000 950
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  675,000 677
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3
4.43%, 8/15/30  825,000 830
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, 9/15/30  930,000 933
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  180,000 180
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.215%, 7/24/36 (1) 3,575,000 3,577
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.234%, 1/20/38 (1) 690,000 691
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 902,911 933
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 4.965%, 10/15/30 (1) 120,272 120
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 232,314 233
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 109,920 112

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 799,212 806
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.427%, 4/22/37 (1) 720,000 720
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.275%, 7/15/35 (1) 1,160,000 1,161
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49,250 49
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 5.655%, 1/15/36 (1) 1,075,000 1,075
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.195%, 10/15/32 (1) 1,184,089 1,185
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 279,124 279
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 212,229 210
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 183,614 173
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 166
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 1,210,000 1,215
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.948%, 4/25/36 (1) 3,340,000 3,338
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 729,078 732
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.21%, 11/26/37 (1) 1,910,000 1,912
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 552,502 561

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 1,465,000 1,468
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 42,197 42
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 343,075 327
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 465,000 450
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.084%, 7/20/35 (1) 3,335,000 3,334
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  65,000 65
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 403
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 563,763 566
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 995,000 1,016
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 313,000 320
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,547,511 1,450
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 565,462 568
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 237,141 238
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/37 (1) 2,220,000 2,223
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 126,066 125

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 474,106 453
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,149,836 1,056
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 790,000 795
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 420,000 421
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24 - 12/28/25,
Cost $1,662 (2)(3) 1,662,164 1,491
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 190,171 194
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 117,327 120
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100,000 103
Wheels Fleet Lease Funding 1
Series 2025-2A, Class A1
4.41%, 5/18/40 (1) 3,105,000 3,130
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 205,000 205
Total Asset-Backed Securities (Cost $73,047) 72,927
BOND FUNDS  4.8%
T. Rowe Price Inflation Protected Bond Fund - I Class,
4.19% (4)(5) 2,326,204 23,960
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.05% (4)(5) 24,277,629 193,493
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.66% (4)(5) 5,137,930 24,045
Total Bond Funds (Cost $249,670) 241,498

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
COMMON STOCKS  61.2%
COMMUNICATION SERVICES  5.0%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  2,700,732 6,691
KT (KRW)  146,752 5,461
Telstra Group (AUD)  1,218,037 3,952
16,104
Entertainment  0.6%
Liberty Media Corp-Liberty Formula One, Class C (6) 3,174 313
Netflix (6) 200,005 18,752
Nintendo (JPY)  64,500 4,355
Spotify Technology (6) 663 385
TKO Group Holdings  5,487 1,147
Walt Disney  57,153 6,502
31,454
Interactive Media & Services  3.6%
Alphabet, Class A  136,980 42,875
Alphabet, Class C  243,749 76,488
Meta Platforms, Class A  85,806 56,640
Pinterest, Class A (6) 118,884 3,078
Tencent Holdings (HKD)  39,200 3,008
182,089
Media  0.0%
Comcast, Class A  9,400 281
281
Wireless Telecommunication Services  0.5%
KDDI (JPY)  452,500 7,832
T-Mobile U.S.  88,924 18,055
25,887
Total Communication Services 255,815
CONSUMER DISCRETIONARY  6.8%
Automobile Components  0.1%
Autoliv, SDR (SEK)  48,343 5,802
Dowlais Group (GBP)  1,184,819 1,339
7,141
Automobiles  1.1%
General Motors  13,800 1,122
Subaru (JPY)  173,900 3,744
Suzuki Motor (JPY) (7) 367,500 5,496

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Tesla (6) 78,081 35,115
Toyota Motor (JPY)  572,900 12,304
57,781
Broadline Retail  2.1%
Alibaba Group Holding (HKD)  141,684 2,601
Amazon.com (6) 351,753 81,192
Isetan Mitsukoshi Holdings (JPY) (7) 360,900 5,242
Next (GBP)  38,543 7,096
Sea, ADR (6) 61,591 7,857
103,988
Distributors  0.0%
Pool  500 114
114
Hotels, Restaurants & Leisure  1.1%
Airbnb, Class A (6) 2,000 272
Amadeus IT Group (EUR)  76,709 5,677
Booking Holdings  2,699 14,454
Chipotle Mexican Grill (6) 120,659 4,464
Compass Group (GBP)  353,709 11,207
Darden Restaurants  1,600 295
Domino's Pizza  658 274
DoorDash, Class A (6) 19,738 4,470
Hilton Worldwide Holdings  5,233 1,503
Las Vegas Sands  7,568 493
McDonald's  44,839 13,704
Royal Caribbean Cruises  3,753 1,047
Wingstop (7) 1,651 394
58,254
Household Durables  0.5%
NVR (6) 133 970
Panasonic Holdings (JPY)  341,200 4,424
Persimmon (GBP)  165,179 3,019
Sony Group (JPY)  530,400 13,605
Toll Brothers  21,328 2,884
24,902
Specialty Retail  1.5%
AutoZone (6) 3,010 10,208
Carvana (6) 70,551 29,774
Home Depot  37,792 13,004
Kingfisher (GBP)  1,271,352 5,352
Lowe's  24,830 5,988

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
O'Reilly Automotive (6) 14,109 1,287
Ross Stores  24,640 4,439
TJX  32,285 4,959
Tractor Supply  12,742 637
Ulta Beauty (6) 836 506
76,154
Textiles, Apparel & Luxury Goods  0.4%
Asics (JPY)  305,400 7,332
Kering (EUR)  17,887 6,250
Moncler (EUR)  77,887 4,979
NIKE, Class B  5,600 357
Samsonite Group (HKD)  1,047,600 2,675
21,593
Total Consumer Discretionary 349,927
CONSUMER STAPLES  2.9%
Beverages  0.3%
Coca-Cola  53,282 3,725
Diageo (GBP)  170,172 3,667
Heineken (EUR)  56,960 4,700
Keurig Dr Pepper  27,116 759
Monster Beverage (6) 10,843 831
PepsiCo  11,092 1,592
15,274
Consumer Staples Distribution & Retail  0.6%
Costco Wholesale  5,010 4,320
Dollar Tree (6) 60,746 7,472
Seven & i Holdings (JPY)  378,100 5,432
Target  1,400 137
Tsuruha Holdings (JPY) (7) 150,000 2,753
Walmart  73,628 8,203
28,317
Food Products  0.7%
Ajinomoto (JPY)  187,600 3,966
Lamb Weston Holdings  7,800 327
Magnum Ice Cream (GBP) (6) 118,550 1,882
Magnum Ice Cream (6) 3,100 49
Mondelez International, Class A  219,218 11,801
Nestle (CHF)  179,240 17,791
Tyson Foods, Class A  4,000 234
36,050

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Household Products  0.5%
Colgate-Palmolive  109,387 8,644
Procter & Gamble  118,024 16,914
25,558
Personal Care Products  0.6%
elf Beauty (6)(7) 3,542 269
Estee Lauder, Class A  8,100 848
Kenvue  20,435 352
L'Oreal (EUR)  16,079 6,903
Puig Brands, Class B (EUR) (7) 138,770 2,417
Unilever (GBP)  319,843 20,898
Unilever, ADR (7) 11,893 778
32,465
Tobacco  0.2%
Altria Group  14,224 820
Philip Morris International  47,326 7,591
8,411
Total Consumer Staples 146,075
ENERGY  2.2%
Energy Equipment & Services  0.3%
Baker Hughes  13,300 606
SLB  202,048 7,754
TechnipFMC  117,772 5,248
13,608
Oil, Gas & Consumable Fuels  1.9%
Chevron  89,325 13,614
ConocoPhillips  159,496 14,931
Diamondback Energy  5,633 847
EOG Resources  5,930 623
EQT  9,258 496
Equinor (NOK)  319,400 7,532
Expand Energy  3,968 438
Exxon Mobil  85,346 10,271
Marathon Petroleum  4,249 691
Range Resources  218,661 7,710
Shell, ADR  172,361 12,665
Targa Resources  5,393 995
TotalEnergies (EUR)  218,786 14,264
Valero Energy  50,828 8,274

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Williams  25,259 1,518
94,869
Total Energy 108,477
FINANCIALS  11.3%
Banks  4.7%
ABN AMRO Bank, CVA (EUR)  99,773 3,486
ANZ Group Holdings (AUD)  313,343 7,576
Banco Bilbao Vizcaya Argentaria (EUR)  374,603 8,787
Banco Santander (EUR)  1,029,690 12,120
Bank of America  314,080 17,274
Barclays (GBP)  1,178,916 7,546
BAWAG Group (EUR)  16,785 2,528
Citigroup  97,380 11,363
DBS Group Holdings (SGD)  204,700 8,967
DNB Bank (NOK)  343,932 9,582
East West Bancorp  6,800 764
Erste Group Bank (EUR)  51,790 6,210
Fifth Third Bancorp  154,409 7,228
HDFC Bank (INR)  544,161 6,011
Huntington Bancshares  42,955 745
ING Groep (EUR)  315,679 8,873
Intesa Sanpaolo (EUR)  970,932 6,709
JPMorgan Chase  111,413 35,900
KeyCorp  80,622 1,664
Lloyds Banking Group (GBP)  7,019,373 9,285
Mitsubishi UFJ Financial Group (JPY)  825,000 13,094
National Bank of Canada (CAD) (7) 42,340 5,325
Popular  2,366 295
Skandinaviska Enskilda Banken, Class A (SEK)  351,263 7,406
Societe Generale (EUR)  129,546 10,429
Standard Chartered (GBP)  442,795 10,804
Sumitomo Mitsui Trust Group (JPY)  192,308 5,861
Truist Financial  4,479 221
U.S. Bancorp  37,727 2,013
UniCredit (EUR)  122,361 10,135
Wells Fargo  12,417 1,157
Western Alliance Bancorp  4,533 381
239,739
Capital Markets  2.0%
Ares Management, Class A  6,266 1,013
Bank of New York Mellon  11,924 1,384
Blackrock  1,753 1,876

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Blackstone  4,800 740
Bridgepoint Group (GBP)  714,706 2,723
Brookfield (CAD)  133,878 6,147
Cboe Global Markets  994 250
Charles Schwab  176,268 17,611
CME Group  19,241 5,254
CVC Capital Partners (EUR)  180,769 3,027
Goldman Sachs Group  12,624 11,097
Intercontinental Exchange  68,408 11,079
Julius Baer Group (CHF)  40,849 3,192
KKR  11,446 1,459
Macquarie Group (AUD)  39,946 5,398
Moody's  6,811 3,479
Morgan Stanley  63,303 11,238
MSCI  900 516
Robinhood Markets, Class A (6) 6,735 762
S&P Global  3,428 1,791
State Street  3,646 470
TPG  9,014 576
Tradeweb Markets, Class A  11,827 1,272
UBS Group (CHF)  173,528 8,013
100,367
Consumer Finance  0.3%
American Express  34,176 12,643
Capital One Financial  15,748 3,817
16,460
Financial Services  2.0%
Adyen (EUR) (6) 2,470 3,983
Apollo Global Management  14,174 2,052
Berkshire Hathaway, Class B (6) 58,000 29,154
Block (6) 25,975 1,691
Corebridge Financial  19,937 602
Corpay (6) 5,517 1,660
Equitable Holdings  16,736 797
Fiserv (6) 4,105 276
Global Payments  1,255 97
Klarna Group (6)(7) 39,238 1,134
Mastercard, Class A  38,182 21,797
ORIX (JPY)  136,900 4,004
Rocket, Class A  22,469 435
Visa, Class A  91,377 32,047

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Voya Financial  9,936 740
100,469
Insurance  2.2%
Admiral Group (GBP)  106,090 4,538
AIA Group (HKD)  635,000 6,536
Allstate  58,909 12,262
American International Group  19,413 1,661
Arthur J Gallagher  800 207
Aviva (GBP)  643,386 5,916
AXA (EUR)  184,553 8,855
Axis Capital Holdings  3,519 377
Chubb  42,750 13,343
Definity Financial (CAD)  122,167 6,758
Generali (EUR) (7) 79,618 3,327
Great-West Lifeco (CAD)  112,744 5,560
Hartford Insurance Group  6,181 852
Mandatum (EUR)  503,999 4,059
Marsh & McLennan  23,470 4,354
MetLife  42,296 3,339
Muenchener Rueckversicherungs-Gesellschaft (EUR)  13,454 8,854
Progressive  8,813 2,007
RenaissanceRe Holdings  1,110 312
Sampo, Class A (EUR)  694,963 8,408
Tokio Marine Holdings (JPY)  185,100 6,843
Travelers  12,605 3,656
112,024
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  172,573 3,859
3,859
Total Financials 572,918
HEALTH CARE  6.1%
Biotechnology  0.6%
AbbVie  17,726 4,050
Amgen  1,422 465
Argenx, ADR (6) 7,469 6,281
BeOne Medicines, ADR (6) 2,523 767
Gilead Sciences  115,941 14,231
Regeneron Pharmaceuticals  1,565 1,208
Vertex Pharmaceuticals (6) 4,976 2,256
29,258

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Health Care Equipment & Supplies  1.2%
Abbott Laboratories  73,890 9,258
Alcon  27,800 2,191
Boston Scientific (6) 17,047 1,625
Edwards Lifesciences (6) 3,900 332
EssilorLuxottica (EUR)  20,823 6,584
Hoya (JPY)  28,300 4,292
IDEXX Laboratories (6) 820 555
Intuitive Surgical (6) 23,622 13,379
Koninklijke Philips (EUR)  270,691 7,371
Medline, Class A (6) 24,176 1,015
Medtronic  6,894 662
ResMed  2,911 701
Siemens Healthineers (EUR)  139,107 7,292
Sonova Holding (CHF)  7,858 2,033
Stryker  14,344 5,041
Zimmer Biomet Holdings  4,500 405
62,736
Health Care Providers & Services  1.2%
Cardinal Health  4,106 844
Cencora  34,796 11,752
Centene (6) 9,400 387
Cigna Group  13,197 3,632
CVS Health  19,825 1,573
Elevance Health  22,359 7,838
McKesson  982 805
Quest Diagnostics  23,544 4,086
Tenet Healthcare (6) 51,947 10,323
UnitedHealth Group  56,084 18,514
59,754
Life Sciences Tools & Services  0.5%
Danaher  38,869 8,898
IQVIA Holdings (6) 1,579 356
Mettler-Toledo International (6) 224 312
Revvity (7) 69,660 6,739
Thermo Fisher Scientific  12,891 7,470
Waters (6) 700 266
West Pharmaceutical Services  1,500 413
24,454
Pharmaceuticals  2.6%
AstraZeneca, ADR  280,677 25,802
Bristol-Myers Squibb  5,100 275

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Chugai Pharmaceutical (JPY) (7) 150,200 7,880
Chugai Pharmaceutical, ADR (7) 32,670 858
Eli Lilly  30,406 32,677
Johnson & Johnson  52,084 10,779
Merck  44,795 4,715
Novartis (CHF)  100,371 13,831
Novo Nordisk, Class B (DKK)  174,128 8,831
Pfizer  28,135 700
Roche Holding (CHF)  40,843 16,867
Sanofi (EUR)  72,305 6,996
Viatris  83,346 1,038
Zoetis  2,900 365
131,614
Total Health Care 307,816
INDUSTRIALS & BUSINESS SERVICES  7.4%
Aerospace & Defense  1.4%
Boeing (6) 12,247 2,659
General Electric  76,696 23,625
Howmet Aerospace  6,657 1,365
L3Harris Technologies  3,307 971
Melrose Industries (GBP)  753,366 5,942
Northrop Grumman  8,332 4,751
Rheinmetall (EUR)  3,490 6,367
Rolls-Royce Holdings (GBP)  571,327 8,836
RTX  5,617 1,030
Safran (EUR)  30,438 10,602
TransDigm Group  1,784 2,372
68,520
Building Products  0.2%
Carrier Global  11,153 589
Johnson Controls International  9,077 1,087
Kingspan Group (EUR)  28,664 2,470
Owens Corning  21,141 2,366
Trane Technologies  2,753 1,072
7,584
Commercial Services & Supplies  0.4%
Cintas  12,870 2,420
Element Fleet Management (CAD)  262,893 6,905
Republic Services  39,930 8,462
Veralto  5,658 565
Waste Connections  3,713 651

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Waste Management  3,367 740
19,743
Construction & Engineering  0.2%
API Group (6) 14,532 556
Shimizu (JPY)  240,500 4,106
Vinci (EUR)  41,607 5,854
10,516
Electrical Equipment  1.3%
ABB (CHF)  157,056 11,578
AMETEK  67,532 13,865
Emerson Electric  4,009 532
GE Vernova  8,669 5,666
Hubbell  2,476 1,100
Legrand (EUR)  38,237 5,684
Mitsubishi Electric (JPY)  428,200 12,485
Prysmian (EUR)  125,301 12,500
Vertiv Holdings, Class A  7,551 1,223
64,633
Ground Transportation  0.5%
Canadian National Railway (7) 7,335 725
CSX  201,911 7,319
Norfolk Southern  20,143 5,816
Old Dominion Freight Line  61,469 9,638
Saia (6) 3,763 1,229
Uber Technologies (6) 5,258 430
Union Pacific  1,164 269
25,426
Industrial Conglomerates  1.0%
3M  4,400 705
DCC (GBP) (7) 39,907 2,486
Hitachi (JPY)  335,200 10,512
Honeywell International  5,530 1,079
Siemens (EUR)  100,105 28,037
SK Square (KRW) (6) 25,219 6,422
49,241
Machinery  1.6%
Caterpillar  21,053 12,061
Cummins  1,728 882
Deere  41,282 19,220
Dover  5,226 1,020
Esab  5,665 633

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Fortive  22,437 1,239
Ingersoll Rand  7,727 612
KION Group (EUR)  68,878 5,443
Middleby (6) 5,185 771
PACCAR  9,300 1,018
Parker-Hannifin  16,553 14,549
Pentair  34,490 3,592
Sandvik (SEK)  257,673 8,323
Stanley Black & Decker  4,794 356
Westinghouse Air Brake Technologies  58,775 12,545
Xylem  2,263 308
82,572
Passenger Airlines  0.1%
Ryanair Holdings, ADR  83,546 6,031
United Airlines Holdings (6) 5,915 662
6,693
Professional Services  0.2%
Automatic Data Processing  600 154
Booz Allen Hamilton Holding  2,800 236
Dayforce (6) 1,265 88
Equifax  18,083 3,924
Recruit Holdings (JPY)  110,700 6,220
Teleperformance (EUR)  8,437 611
Verisk Analytics  3,380 756
11,989
Trading Companies & Distributors  0.5%
AerCap Holdings  44,843 6,447
Ashtead Group (GBP)  27,094 1,847
Bunzl (GBP)  139,626 3,899
SiteOne Landscape Supply (6) 2,978 371
Sumitomo (JPY)  281,000 9,726
W.W. Grainger  5,486 5,536
27,826
Total Industrials & Business Services 374,743
INFORMATION TECHNOLOGY  15.3%
Communications Equipment  0.5%
Arista Networks (6) 78,508 10,287
Cisco Systems  142,403 10,969
Telefonaktiebolaget LM Ericsson, Class B (SEK)  482,710 4,698
25,954

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  16,599 2,243
CDW  2,067 281
Corning  8,840 774
Keysight Technologies (6) 102,686 20,865
TE Connectivity  44,863 10,207
Teledyne Technologies (6) 2,774 1,417
35,787
IT Services  0.6%
Accenture, Class A  7,443 1,997
Indra Sistemas (EUR) (7) 62,000 3,524
International Business Machines  26,036 7,712
NEC (JPY)  212,500 7,190
Nomura Research Institute (JPY)  95,100 3,619
Shopify, Class A (6) 41,863 6,739
30,781
Semiconductors & Semiconductor Equipment  7.0%
Advanced Micro Devices (6) 23,260 4,981
Analog Devices  31,817 8,629
Applied Materials  6,741 1,732
ASML Holding (EUR)  21,725 23,409
ASML Holding  5,514 5,899
BE Semiconductor Industries (EUR)  22,185 3,468
Broadcom  179,420 62,097
First Solar (6) 1,922 502
Infineon Technologies (EUR)  88,732 3,872
Intel (6) 181,056 6,681
KLA  6,867 8,344
Lam Research  50,261 8,604
Marvell Technology  5,175 440
Microchip Technology  1,900 121
Micron Technology  13,187 3,764
Monolithic Power Systems  6,085 5,515
NVIDIA  822,547 153,405
QUALCOMM  13,885 2,375
Renesas Electronics (JPY) (7) 341,900 4,683
Taiwan Semiconductor Manufacturing (TWD)  393,969 19,366
Taiwan Semiconductor Manufacturing, ADR  13,919 4,230
Teradyne  3,900 755
Texas Instruments  80,394 13,948
Tokyo Electron (JPY)  32,000 7,127
353,947

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Software  4.1%
Adobe (6) 3,012 1,054
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $2,097 (2)(3)(6) 4,877 2,356
AppLovin, Class A (6) 3,945 2,658
Autodesk (6) 1,525 451
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $668 (2)(3)(6) 392 645
Crowdstrike Holdings, Class A (6) 8,782 4,117
Datadog, Class A (6) 16,653 2,265
Descartes Systems Group (6) 9,513 834
Fair Isaac (6) 168 284
Fortinet (6) 12,838 1,019
Gusto, Acquisition Date: 10/4/21, Cost $216 (2)(3)(6) 7,517 183
HubSpot (6) 500 201
InterDigital  6,300 2,006
Intuit  3,499 2,318
Microsoft  268,358 129,783
Oracle  57,614 11,230
Palantir Technologies, Class A (6) 38,567 6,855
Palo Alto Networks (6) 10,973 2,021
PTC (6) 3,058 533
Roper Technologies  5,456 2,429
Salesforce  19,666 5,210
SAP (EUR)  59,848 14,541
ServiceNow (6) 79,532 12,183
Synopsys (6) 8,116 3,812
Workday, Class A (6) 1,609 346
209,334
Technology Hardware, Storage & Peripherals  2.4%
Apple  402,970 109,551
Dell Technologies, Class C  2,741 345
Samsung Electronics (KRW)  97,270 8,153
Sandisk (6) 1,600 380
Seagate Technology Holdings  4,060 1,118
Western Digital  4,901 844
120,391
Total Information Technology 776,194
MATERIALS  1.6%
Chemicals  0.7%
Air Liquide (EUR)  44,362 8,338
CF Industries Holdings  3,449 267

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Corteva  7,308 490
Dow  5,500 129
Ecolab  3,436 902
Linde  33,916 14,461
Mosaic  7,952 191
PPG Industries  29,340 3,006
RPM International  1,079 112
Sherwin-Williams  10,041 3,254
Shin-Etsu Chemical (JPY)  190,600 5,920
37,070
Construction Materials  0.1%
CRH  7,600 948
Holcim (CHF)  49,312 4,801
Martin Marietta Materials  1,400 872
6,621
Containers & Packaging  0.3%
Ball  102,702 5,440
International Paper  284,699 11,214
Packaging Corp. of America  1,175 243
16,897
Metals & Mining  0.4%
Agnico Eagle Mines  1,300 220
Antofagasta (GBP)  204,979 9,004
BHP Group (AUD)  117,444 3,544
BHP Group (GBP) (7) 122,565 3,711
Franco-Nevada  10,774 2,233
Freeport-McMoRan  15,910 808
Grupo Mexico, Series B (MXN)  237,308 2,235
Steel Dynamics  4,523 767
22,522
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  373,098 4,658
West Fraser Timber (7) 6,463 395
5,053
Total Materials 88,163
REAL ESTATE  1.2%
Health Care Real Estate Investment Trusts  0.2%
Ventas, REIT  5,122 397
Welltower, REIT  47,827 8,877
9,274

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  13,567 1,732
Rexford Industrial Realty, REIT  23,465 908
Segro (GBP)  259,567 2,515
5,155
Office Real Estate Investment Trusts  0.0%
BXP, REIT (7) 4,200 283
283
Real Estate Management & Development  0.3%
CBRE Group, Class A (6) 5,330 857
CoStar Group (6) 2,359 159
Mitsubishi Estate (JPY)  227,700 5,532
Mitsui Fudosan (JPY)  568,200 6,457
13,005
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  2,366 429
Equity LifeStyle Properties, REIT  59,100 3,582
Essex Property Trust, REIT  17,293 4,525
Sun Communities, REIT  2,079 258
8,794
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  15,303 310
Regency Centers, REIT  4,379 302
Scentre Group (AUD)  2,297,248 6,422
Simon Property Group, REIT  3,031 561
7,595
Specialized Real Estate Investment Trusts  0.2%
American Tower, REIT  7,932 1,393
CubeSmart, REIT  9,408 339
Equinix, REIT  1,828 1,401
Public Storage, REIT  13,284 3,447
VICI Properties, REIT  106,557 2,996
9,576
Total Real Estate 53,682
UTILITIES  1.4%
Electric Utilities  0.6%
Alliant Energy  17,104 1,112
Constellation Energy  13,732 4,851
NextEra Energy  32,912 2,642
PG&E  83,794 1,347

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Southern  135,926 11,853
Xcel Energy  125,999 9,306
31,111
Gas Utilities  0.1%
Atmos Energy  23,372 3,918
3,918
Independent Power & Renewable Electricity
Producers  0.1%
Orsted (DKK) (6) 124,958 2,386
Vistra  5,623 907
3,293
Multi-Utilities  0.6%
Ameren  76,539 7,643
CMS Energy  7,508 525
Consolidated Edison  10,455 1,039
DTE Energy  4,663 602
Engie (EUR)  332,529 8,735
National Grid (GBP)  681,041 10,446
Sempra  17,162 1,515
30,505
Total Utilities 68,827
Total Common Stocks (Cost $1,405,606) 3,102,637
CONVERTIBLE PREFERRED STOCKS  0.1%
INFORMATION TECHNOLOGY  0.1%
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (2)(3)(6) 25 41
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (2)(3)(6) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (2)
(3)(6) 3,879 737
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (2)
(3)(6) 8,505 1,616
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (2)
(3)(6) 1,526 290
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (2)(3)(6) 10,431 254
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $216 (2)
(3)(6) 702 339
Total Information Technology 3,280
Total Convertible Preferred Stocks (Cost $1,545) 3,280

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
CORPORATE BONDS  7.1%
AbbVie, 2.95%, 11/21/26  920,000 913
AbbVie, 3.20%, 5/14/26  420,000 419
AbbVie, 4.50%, 5/14/35  1,900,000 1,869
AbbVie, 4.80%, 3/15/29  1,260,000 1,292
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 923
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,501
AIB Group, VR, 6.608%, 9/13/29 (1)(8) 650,000 690
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,210
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 653
Ally Financial, 2.20%, 11/2/28  700,000 663
Amazon.com, 4.65%, 11/20/35  2,770,000 2,763
Ameren, 5.70%, 12/1/26 (7) 1,820,000 1,845
America Movil, 6.375%, 3/1/35  300,000 331
American Express, VR, 4.918%, 7/20/33 (8) 590,000 601
American Honda Finance, 4.55%, 7/9/27 (7) 2,360,000 2,383
Amgen, 2.77%, 9/1/53  447,000 266
Amphenol, 5.05%, 4/5/29  895,000 922
Antofagasta, 5.625%, 9/9/35 (7) 820,000 843
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,047
Arthur J Gallagher, 4.85%, 12/15/29 (7) 360,000 369
AT&T, 4.55%, 11/1/32  1,925,000 1,915
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,947
Atlassian, 5.25%, 5/15/29  575,000 592
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,278
AutoZone, 3.125%, 4/21/26  650,000 648
AutoZone, 5.05%, 7/15/26  2,690,000 2,704
Banco Santander, 3.49%, 5/28/30  200,000 193
Banco Santander, 5.439%, 7/15/31 (7) 3,600,000 3,787
Bank of America, 6.11%, 1/29/37  900,000 972
Bank of America, 6.75%, 6/1/28  700,000 743
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 2,004
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,548
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 2,136
Bank of Montreal, 2.65%, 3/8/27  2,035,000 2,006
Bank of New York Mellon, VR, 6.474%, 10/25/34 (7)(8) 1,885,000 2,113
Banner Health, 1.897%, 1/1/31  670,000 600
Barclays, VR, 5.674%, 3/12/28 (8) 750,000 764
Barclays, VR, 5.69%, 3/12/30 (8) 2,055,000 2,139
BAT Capital, 4.39%, 8/15/37  1,385,000 1,277
BAT Capital, 5.834%, 2/20/31  810,000 860
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,647

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,345,000 1,381
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,299
Boston Gas, 5.843%, 1/10/35 (1) 245,000 259
Boston Properties, 3.65%, 2/1/26  1,165,000 1,163
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,098
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 564
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,219
Brixmor Operating Partnership, 4.85%, 2/15/33  315,000 316
Broadcom, 5.05%, 7/12/29  3,600,000 3,708
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 723
Cadence Design Systems, 4.30%, 9/10/29  965,000 970
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 532
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 407
Canadian National Railway, 5.85%, 11/1/33 (7) 1,155,000 1,253
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 912
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,226
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,210
Capital One Financial, VR, 6.051%, 2/1/35 (8) 365,000 389
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(9) 433,180 451
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(9) 591,639 666
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,376
CBRE Services, 4.90%, 1/15/33  510,000 513
CBRE Services, 5.50%, 4/1/29 (7) 555,000 575
Centene, 3.375%, 2/15/30  2,240,000 2,062
Charles Schwab, VR, 4.914%, 11/14/36 (8) 2,150,000 2,141
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 899
Chevron USA, 4.30%, 10/15/30 (7) 1,615,000 1,632
Cigna Group, 4.50%, 9/15/30  590,000 595
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,621
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 1,999
CMS Energy, 4.70%, 3/31/43  840,000 735
CMS Energy, 4.875%, 3/1/44  1,200,000 1,074
CNO Global Funding, 2.65%, 1/6/29 (1)(7) 3,255,000 3,096
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,338
Columbia Pipelines Holding, 4.999%, 11/17/32 (1) 2,320,000 2,322
Comcast, 5.168%, 1/15/37 (1) 2,473,000 2,442
Comcast, 5.50%, 5/15/64 (7) 1,250,000 1,119
CommonSpirit Health, 2.782%, 10/1/30  755,000 704
Corebridge Financial, 4.40%, 4/5/52 (7) 4,505,000 3,663
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,594
CRH America Finance, 5.50%, 1/9/35  1,380,000 1,440

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Crown Castle, 2.25%, 1/15/31  1,440,000 1,288
Crown Castle, 2.90%, 3/15/27  735,000 724
CVS Health, 5.40%, 6/1/29  1,375,000 1,424
CVS Health, 6.00%, 6/1/63  2,695,000 2,608
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,145
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 395,000 411
DTE Energy, 5.10%, 3/1/29  2,570,000 2,636
Duke Energy, 2.65%, 9/1/26  640,000 634
Duke Energy, 4.95%, 9/15/35  750,000 745
Element Fleet Management, 4.641%, 11/24/30 (1) 1,450,000 1,454
Elevance Health, 4.65%, 1/15/43  915,000 820
Enact Holdings, 6.25%, 5/28/29 (7) 365,000 382
Enbridge, 4.20%, 11/20/28  1,535,000 1,538
Enbridge, 4.25%, 12/1/26  590,000 591
Enbridge, 4.60%, 6/20/28  245,000 248
Enbridge, 5.625%, 4/5/34  770,000 805
Enbridge, 6.20%, 11/15/30  345,000 371
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 244
Eni, 5.50%, 5/15/34 (1) 735,000 758
Enterprise Products Operating, 4.30%, 6/20/28  695,000 701
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,851
Enterprise Products Operating, 4.60%, 1/15/31  1,445,000 1,465
EOG Resources, 4.40%, 7/15/28  940,000 951
Equitable America Global Funding, 4.30%, 12/15/28 (1) 230,000 231
Equitable America Global Funding, 4.65%, 6/9/28 (1) 1,390,000 1,404
Equitable America Global Funding, 4.70%, 9/15/32 (1) 285,000 284
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 442
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,277
Extra Space Storage, 4.95%, 1/15/33  540,000 546
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,080
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (8) 595,000 605
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 460,000 484
FirstEnergy Transmission, 5.00%, 1/15/35  270,000 271
Fiserv, 3.20%, 7/1/26  1,100,000 1,094
Fiserv, 5.25%, 8/11/35 (7) 2,000,000 1,998
Fiserv, 5.45%, 3/15/34  2,035,000 2,066
Ford Motor Credit, 5.125%, 11/5/26  1,265,000 1,272
Ford Motor Credit, 7.122%, 11/7/33  640,000 688
Foundry JV Holdco, 5.90%, 1/25/33 (1) 600,000 629
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 748
GATX, 6.05%, 3/15/34  1,675,000 1,785
General Motors Financial, 2.40%, 4/10/28  3,205,000 3,086
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 831

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Goldman Sachs Group, 6.75%, 10/1/37  700,000 783
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,186
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,257
Goldman Sachs Group, VR, 5.734%, 1/28/56 (7)(8) 1,325,000 1,345
HCA, 4.125%, 6/15/29  1,895,000 1,889
HCA, 4.375%, 3/15/42  775,000 663
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,045
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,061
Healthpeak, 2.125%, 12/1/28  655,000 619
Healthpeak, 2.875%, 1/15/31  360,000 334
HF Sinclair, 6.25%, 1/15/35  1,820,000 1,902
HSBC Bank USA, 5.875%, 11/1/34  950,000 1,011
HSBC Holdings, VR, 5.719%, 3/4/35 (7)(8) 1,145,000 1,209
HSBC Holdings, VR, 7.399%, 11/13/34 (8) 1,445,000 1,651
Humana, 5.95%, 3/15/34  830,000 872
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,309
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 247
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 445
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,097
Icon Investments Six, 5.849%, 5/8/29  290,000 303
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,572
IQVIA, 6.25%, 2/1/29  730,000 770
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 1,485,000 1,500
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 2,915,000 2,938
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,169
John Deere Capital, 4.40%, 9/8/31 (7) 2,230,000 2,253
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,340
JPMorgan Chase, VR, 5.299%, 7/24/29 (8) 3,125,000 3,218
JPMorgan Chase, VR, 5.576%, 7/23/36 (8) 1,255,000 1,301
Kroger, 5.00%, 9/15/34  630,000 635
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,501
Lowe's, 4.45%, 4/1/62  1,400,000 1,100
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (8) 1,035,000 1,044
Marvell Technology, 4.75%, 7/15/30  210,000 213
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,340,000 2,374
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,204
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 666
Meta Platforms, 5.50%, 11/15/45  2,125,000 2,071
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,643
Mondelez International, 4.75%, 2/20/29  2,970,000 3,030
Morgan Stanley, 6.25%, 8/9/26  755,000 765
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 1,445,000 1,133

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley, VR, 5.656%, 4/18/30 (8) 3,540,000 3,691
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (8) 1,355,000 1,374
Motorola Solutions, 5.00%, 4/15/29  800,000 820
MPLX, 4.80%, 2/15/31 (7) 1,530,000 1,548
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,676
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,109
NextEra Energy Capital Holdings, 4.685%, 9/1/27  295,000 299
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 840,000 846
NiSource, 3.49%, 5/15/27 (7) 1,730,000 1,720
NiSource, 3.95%, 3/30/48  1,775,000 1,388
Northern Trust, 4.15%, 11/19/30 (7) 1,420,000 1,422
NTT Finance, 4.876%, 7/16/30 (1) 830,000 845
Nutrien, 4.00%, 12/15/26  830,000 830
NXP, 4.30%, 8/19/28  420,000 422
Occidental Petroleum, 5.375%, 1/1/32  1,285,000 1,314
Omnicom Group, 3.60%, 4/15/26  830,000 828
Oracle, 5.20%, 9/26/35 (7) 2,125,000 2,042
Oracle, 5.375%, 7/15/40 (7) 2,170,000 1,947
Oracle, 6.90%, 11/9/52  1,020,000 1,011
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,814
O'Reilly Automotive, 5.00%, 8/19/34  2,165,000 2,184
O'Reilly Automotive, 5.75%, 11/20/26  390,000 395
Owens Corning, 5.70%, 6/15/34 (7) 995,000 1,047
PACCAR Financial, Series R, 4.00%, 11/7/28  675,000 678
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,299
Pfizer, 4.50%, 11/15/32  2,195,000 2,203
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 754
PNC Financial Services Group, VR, 5.373%, 7/21/36 (8) 360,000 371
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,192
Pricoa Global Funding I, 4.35%, 11/25/30 (1)(7) 3,050,000 3,059
Principal Financial Group, 4.111%, 2/15/28 (1)(7) 1,800,000 1,797
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,146
Qorvo, 4.375%, 10/15/29  404,000 398
Realty Income, 3.10%, 12/15/29  2,130,000 2,052
Realty Income, 3.95%, 8/15/27  1,490,000 1,491
RELX Capital, 3.00%, 5/22/30  945,000 900
Republic Services, 5.00%, 12/15/33 (7) 2,235,000 2,313
RGA Global Funding, 4.35%, 8/25/28 (1) 675,000 678
RGA Global Funding, 4.60%, 11/25/30 (1) 1,085,000 1,086
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,688
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,513
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,083
Ross Stores, 1.875%, 4/15/31  450,000 397

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,337
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 563
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1)
(7) 1,185,000 1,189
Santander Holdings USA, VR, 2.49%, 1/6/28 (7)(8) 1,365,000 1,342
Santander Holdings USA, VR, 6.342%, 5/31/35 (7)(8) 725,000 778
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,577
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (8) 425,000 425
Simon Property Group, 2.65%, 2/1/32 (7) 1,810,000 1,631
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,406
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,800,000 2,842
Solventum, 5.40%, 3/1/29  644,000 668
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  420,000 426
Southern, 5.70%, 3/15/34  1,540,000 1,624
Southern California Edison, 5.15%, 6/1/29  2,010,000 2,056
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,533
Southern Gas Capital, Series B, 5.10%, 9/15/35  315,000 318
Spectra Energy Partners, 3.375%, 10/15/26  480,000 478
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 984
Suzano Netherlands, 5.50%, 1/15/36 (7) 1,210,000 1,201
T-Mobile USA, 4.95%, 11/15/35 (7) 2,035,000 2,027
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,972
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,071
Targa Resources, 5.50%, 2/15/35  745,000 764
Targa Resources Partners, 5.00%, 1/15/28  1,168,000 1,168
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,642
Time Warner Cable, 6.55%, 5/1/37  450,000 460
Time Warner Cable, 6.75%, 6/15/39  530,000 537
TJX, 1.60%, 5/15/31  375,000 329
Toronto-Dominion Bank, 4.994%, 4/5/29 (7) 2,795,000 2,867
Toyota Motor Credit, 4.05%, 9/5/28  1,915,000 1,925
Toyota Motor Credit, 4.80%, 1/5/26 (7) 2,935,000 2,935
TR Finance, 3.35%, 5/15/26  405,000 403
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,431
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,316
Transurban Finance, 3.375%, 3/22/27 (1) 215,000 214
Travelers, 6.25%, 6/15/37  750,000 835
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,410
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  802,591 787
UnitedHealth Group, 4.40%, 6/15/28  200,000 202
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,188
Verisk Analytics, 4.50%, 8/15/30  645,000 651
Verizon Communications, 2.10%, 3/22/28  460,000 442

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,527
Verizon Communications, 4.75%, 1/15/33  960,000 960
VMware, 1.40%, 8/15/26  3,125,000 3,075
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 280,000 282
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,165
Waste Connections, 3.20%, 6/1/32  2,315,000 2,157
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,825
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 3,109
Wells Fargo, VR, 6.303%, 10/23/29 (8) 905,000 957
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,912
Williams, 4.625%, 6/30/30  355,000 359
Williams, 5.10%, 9/15/45  1,735,000 1,597
Williams, 5.15%, 3/15/34  245,000 250
Willis North America, 4.50%, 9/15/28  1,370,000 1,381
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 735
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,173
Workday, 3.70%, 4/1/29  750,000 740
WP Carey, 3.85%, 7/15/29  1,470,000 1,450
Zoetis, 4.15%, 8/17/28  2,695,000 2,710
Total Corporate Bonds (Cost $367,704) 360,333
EQUITY FUNDS  4.1%
T. Rowe Price Real Assets Fund - I Class (4) 11,876,005 206,761
Total Equity Funds (Cost $143,051) 206,761
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 497
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,515
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 1,930,000 1,966
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,796
Province of British Columbia, 4.20%, 7/6/33 (7) 2,648,000 2,634
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,591
Republic of Peru, 5.375%, 2/8/35  660,000 675
Republic of Poland, Series 10Y, 3.25%, 4/6/26  1,030,000 1,028
Republic of Poland, Series 30Y, 5.50%, 3/18/54  1,540,000 1,472
United Mexican States, 2.659%, 5/24/31  3,439,000 3,066
United Mexican States, 3.50%, 2/12/34  2,315,000 2,005
Total Foreign Government Obligations & Municipalities
(Cost $21,827) 21,245

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
MUNICIPAL SECURITIES  0.5%
California  0.1%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,356
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,157
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 335
3,848
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,702
2,702
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 839
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 499
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 519
1,857
Maryland  0.0%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,785
1,785
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,136
2,136
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 497
497
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 247
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 254
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,300,000 1,336
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 578
2,415
Ohio  0.0%
JobsOhio Beverage System, Series B, 3.985%, 1/1/29  770,000 773
773
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,072
2,072

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,421
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 996
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,039
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,520
4,976
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,270
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 719
2,989
Wisconsin  0.0%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,037
2,037
Total Municipal Securities (Cost $31,661) 28,087
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.4%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 188,353 175
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 687,210 604
BANK, Series 2024-BNK47, Class A5, 5.716%, 6/15/57  1,045,000 1,109
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  305,000 314
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  1,915,000 2,014
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  740,000 778
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,600,000 1,673
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 653,735 605
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
6.75%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,435 (2)(3) 1,435,357 1,442
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.024%, 11/15/34 (1) 605,000 8
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 299
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  760,000 804
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  505,000 524
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM,
5.439%, 8/15/58  1,285,000 1,335

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Benchmark Mortgage Trust, Series 2025-V19, Class A3, ARM,
5.249%, 1/15/58  1,375,000 1,420
BMO Mortgage Trust, Series 2025-C13, Class A5, 5.353%,
10/15/58  1,375,000 1,417
BX Trust, Series 2025-ROIC, Class A, ARM, 1M TSFR +
1.144%, 4.894%, 3/15/30 (1) 3,187,568 3,184
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%,
5.45%, 12/15/44 (1) 3,270,000 3,272
CENT, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 2,680,000 2,713
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 686,684 607
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (1) 1,394,880 1,407
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 255,836 259
DBC Mortgage Trust, Series 2025-DBC, Class A, ARM, 1M
TSFR + 1.35%, 5.101%, 11/15/42 (1) 600,000 600
EFMT, Series 2025-INV5, Class A1, CMO, ARM, 5.077%,
12/1/70 (1) 293,862 294
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 375,000 376
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 88,526 86
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 400,107 379
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 430,569 367
Extended Stay America Trust, Series 2025-ESH, Class A, ARM,
1M TSFR + 1.30%, 5.05%, 10/15/42 (1) 1,100,000 1,102
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 2,029,108 1,696
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 55,723 51
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (1) 1,841,965 1,858
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.906%, 10/25/50 (1) 240,053 209
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 344,147 345
HOMES Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.22%, 8/25/70 (1) 1,936,445 1,943
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 1,140,000 1,182
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 686

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 5.017%, 10/25/49 (1) 779,424 784
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 413,188 372
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 478,677 434
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 829,502 835
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 2,949,684 2,975
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.754%, 10/15/42 (1) 1,395,000 1,400
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS, 4.068%, 12/15/47  322,355 319
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,130,000 1,193
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 421,182 349
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 260,830 263
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 232,787 235
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  880,000 949
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,519,851 1,317
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 2,252,491 2,270
NYC Commercial Mortgage Trust, Series 2025-28L, Class A,
ARM, 4.668%, 11/5/38 (1) 105,000 105
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, STEP,
5.402%, 4/25/60 (1) 303,648 306
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 105,721 99
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 4.946%, 10/25/59 (1) 14,411 14
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 531,234 534
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.024%, 7/27/65 (1) 564,143 565
PENN Commercial Mortgage Trust, Series 2025-P11, Class A,
ARM, 5.344%, 8/10/42 (1) 810,000 830
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,512,872 1,377
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 114,723 107

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.507%, 11/25/63 (1) 835,746 838
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 98,971 98
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 128,451 123
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 4.724%,
11/25/41 (1) 258,793 259
Structured Agency Credit Risk Debt Notes, Series 2024-HQA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.124%, 8/25/44 (1) 850,000 855
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.974%, 9/25/45 (1) 1,326,609 1,329
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.824%, 2/25/45 (1) 305,500 305
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 25,976 26
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.857%, 12/25/64 (1) 3,414,556 3,429
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.341%, 6/15/39 (1) 170,000 170
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 291,729 264
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 708,070 706
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,096,014 1,109
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 5.074%, 8/25/70 (1) 1,501,568 1,506
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  550,000 526
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  2,765,000 2,844
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $70,824) 69,156
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.3%
U.S. Government Agency Obligations  5.8%
Federal Home Loan Mortgage
2.50%, 5/1/30  356,200 349
3.00%, 1/1/29 - 8/1/43  2,432,468 2,253
3.50%, 3/1/42 - 3/1/46  4,060,801 3,873
4.00%, 9/1/40 - 6/1/42  1,220,074 1,197
4.50%, 6/1/39 - 5/1/42  689,710 695

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
5.00%, 12/1/35 - 8/1/40  317,725 327
5.50%, 1/1/38 - 12/1/39  102,327 107
6.00%, 2/1/28 - 8/1/38  10,283 11
6.50%, 8/1/32  4,040 4
7.00%, 6/1/32  9,153 10
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  1,597 2
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  8,718 9
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  6,528 7
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  17,916 18
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  6,294 6
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  18,259 19
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  631,116 576
2.00%, 8/1/36 - 5/1/52  21,099,758 17,736
2.50%, 3/1/42 - 5/1/52  23,066,346 19,783
3.00%, 11/1/34 - 1/1/52  2,735,450 2,474
3.50%, 6/1/33  160,110 158
4.00%, 12/1/49 - 2/1/50  1,393,551 1,341
4.50%, 9/1/37 - 11/1/52  2,616,906 2,571
5.00%, 10/1/51 - 10/1/55  5,641,958 5,658
5.50%, 8/1/53 - 10/1/55  12,262,671 12,530
6.00%, 10/1/54 - 12/1/54  779,109 807
6.50%, 8/1/54 - 9/1/54  2,335,478 2,438
7.00%, 6/1/54  287,218 304
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  233,383 232
4.40%, 10/25/30  6,100,000 6,178
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,510,000 9,505
3.71%, 9/25/32  4,580,000 4,427
4.43%, 2/25/33  3,645,000 3,665
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,706,186 1,623
4.00%, 11/1/40  460,263 452
4.50%, 7/1/40  321,105 323
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.523%,
6.317%, 7/1/35  6,023 6
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,124,684 5,428
2.00%, 9/1/36 - 5/1/52  58,907,294 49,176
2.50%, 10/1/31 - 5/1/52  28,725,322 24,993
3.00%, 1/1/27 - 3/1/52  21,332,962 19,695

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
3.50%, 11/1/26 - 1/1/52  12,525,158 11,885
4.00%, 11/1/40 - 9/1/52  10,589,221 10,270
4.50%, 4/1/37 - 2/1/54  7,878,055 7,812
5.00%, 2/1/34 - 7/1/53  7,940,245 7,983
5.50%, 2/1/35 - 11/1/55  15,678,401 16,014
6.00%, 3/1/28 - 11/1/55  23,657,669 24,516
6.50%, 1/1/28 - 7/1/55  5,096,359 5,334
7.00%, 7/1/26 - 4/1/32  9,857 9
7.50%, 9/1/26  3
8.00%, 7/1/26  8
UMBS, TBA (10)
4.50%, 1/1/56  3,495,000 3,414
5.00%, 1/1/56  9,260,000 9,241
297,444
U.S. Government Obligations  1.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  622,726 568
2.00%, 1/20/51 - 3/20/52  14,319,437 11,880
2.50%, 8/20/50 - 1/20/52  15,339,930 13,263
3.00%, 9/15/42 - 10/20/51  8,889,915 8,042
3.50%, 9/15/41 - 1/20/49  7,631,717 7,155
4.00%, 2/15/41 - 10/20/52  6,149,213 5,915
4.50%, 6/15/39 - 6/20/53  8,063,861 7,963
5.00%, 12/20/34 - 8/20/52  5,698,005 5,778
5.50%, 2/20/34 - 9/20/54  2,069,495 2,109
6.00%, 8/20/34 - 11/20/52  1,275,305 1,315
7.50%, 9/15/26  15
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  109,743 101
3.50%, 10/20/50  1,010,000 857
Government National Mortgage Assn., TBA (10)
4.00%, 1/20/56  1,835,000 1,733
5.00%, 1/20/56  650,000 649
5.50%, 1/20/56  6,260,000 6,320
6.00%, 1/20/56  845,000 861
74,509
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $386,940) 371,953
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  9.0%
U.S. Treasury Obligations  9.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,093

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,193
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,262
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,800
U.S. Treasury Bonds, 2.00%, 2/15/50 (11) 28,385,000 16,716
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 3,911
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,576
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,320
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,080
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,535
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,152
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,221
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,581
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 869
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,494
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,903
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,126
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,074
U.S. Treasury Bonds, 3.625%, 5/15/53  11,785,000 9,575
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,355
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,471
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,655
U.S. Treasury Bonds, 4.25%, 8/15/54  4,735,000 4,301
U.S. Treasury Bonds, 4.625%, 11/15/44  2,295,000 2,257
U.S. Treasury Bonds, 4.625%, 2/15/55  8,525,000 8,249
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 9,038
U.S. Treasury Bonds, 4.75%, 5/15/55  9,310,000 9,189
U.S. Treasury Bonds, 4.875%, 8/15/45  3,115,000 3,157
U.S. Treasury Bonds, 5.00%, 5/15/45  7,725,000 7,960
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 14,669
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,121
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 5,049
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,658
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,408
U.S. Treasury Notes, 2.25%, 8/15/27  1,720,000 1,687
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,271
U.S. Treasury Notes, 2.875%, 5/15/32 (7) 2,930,000 2,767
U.S. Treasury Notes, 3.625%, 5/31/28  29,365,000 29,450
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 12,102
U.S. Treasury Notes, 3.625%, 9/30/30  8,475,000 8,450
U.S. Treasury Notes, 3.875%, 4/30/30  11,450,000 11,549
U.S. Treasury Notes, 3.875%, 8/15/34  9,970,000 9,836
U.S. Treasury Notes, 4.00%, 2/29/28  2,525,000 2,552
U.S. Treasury Notes, 4.00%, 6/30/28 (11) 8,590,000 8,693

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.00%, 2/28/30  12,830,000 13,002
U.S. Treasury Notes, 4.00%, 3/31/30  11,490,000 11,645
U.S. Treasury Notes, 4.00%, 5/31/30  8,800,000 8,920
U.S. Treasury Notes, 4.00%, 2/15/34  12,480,000 12,464
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,087
U.S. Treasury Notes, 4.125%, 10/31/27  15,330,000 15,502
U.S. Treasury Notes, 4.125%, 11/30/29  22,390,000 22,794
U.S. Treasury Notes, 4.125%, 3/31/32  2,165,000 2,198
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,233
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,941
U.S. Treasury Notes, 4.25%, 1/31/30  12,000,000 12,277
U.S. Treasury Notes, 4.25%, 11/15/34  12,810,000 12,974
U.S. Treasury Notes, 4.25%, 5/15/35  12,740,000 12,873
U.S. Treasury Notes, 4.375%, 12/31/29  11,660,000 11,980
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,673
U.S. Treasury Notes, 4.625%, 2/15/35  16,405,000 17,066
457,004
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $496,551) 457,004
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Government Reserve Fund, 3.77% (4)(12) 151,465,729 151,466
Total Short-Term Investments (Cost $151,466) 151,466
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(12) 11,973,222 11,973
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,973

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(12) 19,584,926 19,585
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 19,585
Total Securities Lending Collateral (Cost $31,558) 31,558
Total Investments in Securities
100.9% of Net Assets
(Cost $3,431,450) $ 5,117,905
Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $191,022 and represents 3.8% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $9,397 and represents 0.2% of net assets.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Non-income producing
(7) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $22,218 and represents 0.4% of net assets.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(11) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/30 9,700 220 217 3
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 38,800 890 823 67
Total Centrally Cleared Credit Default Swaps,
Protection Sold 70
Total Centrally Cleared Swaps 70
Net payments (receipts) of variation margin to date (71)
Variation margin receivable (payable) on centrally cleared swaps $ (1)

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 248 U.S. Treasury Notes five year contracts 3/26 27,108 $ (106)
Long, 169 U.S. Treasury Notes two year contracts 3/26 35,286 (22)
Long, 10 Ultra U.S. Treasury Notes ten year
contracts 3/26 1,150 (8)
Net payments (receipts) of variation margin to date 93
Variation margin receivable (payable) on open futures contracts $ (43)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.19%  $  $ 342 $ 1,193
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.05%  (6,013) 8,320 13,364
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.66%   (409) 879
T. Rowe Price Real Assets Fund - I Class  3,424 44,557 7,225
T. Rowe Price Government Reserve Fund,
3.77%   692++
T. Rowe Price Treasury Reserve Fund, 3.75%   4,471++
Totals $ (2,589)# $ 52,810 $ 27,824+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.19%  $ 22,426 $ 1,192 $  $ 23,960
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.05%  216,903 13,326 45,056 193,493
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 3.66%  474 23,980  24,045
T. Rowe Price Real Assets
Fund - I Class  192,455 9,226 39,477 206,761
T. Rowe Price Government
Reserve Fund, 3.77% 47,683     151,466
T. Rowe Price Treasury
Reserve Fund, 3.75% 60,756     31,558
Total $ 631,283^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $27,824 of dividend income and $0 of interest income.
Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $575,745.

T. ROWE PRICE Balanced Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,431,450) $ 5,117,905
Interest and dividends receivable 12,743
Receivable for investment securities sold 5,736
Foreign currency (cost $3,544) 3,535
Receivable for shares sold 3,112
Cash 11
Other assets 5,933
Total assets 5,148,975
Liabilities
Payable for investment securities purchased 38,752
Obligation to return securities lending collateral 31,558
Payable for shares redeemed 3,880
Investment management fees payable 1,662
Due to affiliates 222
Variation margin payable on futures contracts 43
Payable to directors 4
Variation margin payable on centrally cleared swaps 1
Other liabilities 774
Total liabilities 76,896
NET ASSETS $ 5,072,079

T. ROWE PRICE Balanced Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,713,292
Paid-in capital applicable to 178,768,484 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,358,787
NET ASSETS $ 5,072,079
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,657,706; Shares outstanding: 93,636,512) $ 28.38
I Class
(Net assets: $2,414,373; Shares outstanding: 85,131,972) $ 28.36

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,119) $ 78,021
.
  Interest 54,677
Securities lending 150
Other 6
Total income 132,854
Expenses
Investment management 20,822
Shareholder servicing
Investor Class $ 4,074
I Class 430 4,504
Prospectus and shareholder reports
Investor Class 48
I Class 15 63
Custody and accounting 474
Legal and audit 135
Registration 102
Directors 15
Miscellaneous 47
Waived / paid by Price Associates (2,367)
Total expenses 23,795
Net investment income 109,059

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities (net of foreign taxes of $53) 282,825
Futures 788
Swaps 205
Foreign currency transactions (8)
Net realized gain 283,810
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $479) 327,357
Futures 76
Swaps 42
Other assets and liabilities denominated in foreign currencies 659
Change in net unrealized gain / loss 328,134
Net realized and unrealized gain / loss 611,944
INCREASE IN NET ASSETS FROM OPERATIONS $ 721,003

T. ROWE PRICE Balanced Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 109,059 $ 97,887
Net realized gain 283,810 287,540
Change in net unrealized gain / loss 328,134 129,168
Increase in net assets from operations 721,003 514,595
Distributions to shareholders
Net earnings
Investor Class (185,093) (175,314)
I Class (170,140) (148,720)
Decrease in net assets from distributions (355,233) (324,034)
Capital share transactions
*
Shares sold
Investor Class 327,953 311,663
I Class 297,295 334,485
Distributions reinvested
Investor Class 178,082 168,852
I Class 163,226 143,275
Shares redeemed
Investor Class (529,279) (597,897)
I Class (330,767) (330,257)
Increase in net assets from capital share
transactions 106,510 30,121
Net Assets
Increase during period 472,280 220,682
Beginning of period 4,599,799 4,379,117
End of period $ 5,072,079 $ 4,599,799
*Share information (000s)
Shares sold
Investor Class 11,796 11,622
I Class 10,645 12,393
Distributions reinvested
Investor Class 6,365 6,381
I Class 5,837 5,418
Shares redeemed
Investor Class (19,040) (22,215)
I Class (11,924) (12,226)
Increase in shares outstanding 3,679 1,373

T. ROWE PRICE Balanced Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Balanced Fund, Inc. (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities. The fund has two classes of shares: the Balanced Fund, Inc.
(Investor Class) and the Balanced Fund I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially

T. ROWE PRICE Balanced Fund

recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class s outstanding shares.
Capital Transactions  Each investor s interest in the net assets of the fund is represented by fund shares. The fund s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Balanced Fund

NOTE 2 - VALUATION
Fair Value   The fund s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 unobservable inputs (including the Valuation Designee s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Balanced Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing

T. ROWE PRICE Balanced Fund

service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$  $ 1,238,622 $  $ 1,238,622
Asset-Backed Securities  71,436 1,491 72,927
Bond Funds 241,498   241,498
Common Stocks 2,153,744 945,709 3,184 3,102,637
Convertible Preferred Stocks   3,280 3,280
Equity Funds 206,761   206,761
Non-U.S. Government
Mortgage-Backed Securities  67,714 1,442 69,156
Short-Term Investments 151,466   151,466
Securities Lending Collateral 31,558   31,558
Total Securities 2,785,027 2,323,481 9,397 5,117,905
Swaps*  70  70
Total $ 2,785,027 $ 2,323,551 $ 9,397 $ 5,117,975
Liabilities
Futures Contracts* $ 136 $  $  $ 136
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Credit derivatives Centrally Cleared Swaps $ 70
*
Total $ 70
*
Liabilities
Interest rate derivatives Futures $ 136
Total $ 136
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 788 $  $ 788
Credit derivatives  205 205
Total $ 788 $ 205 $ 993
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 76 $  $ 76
Credit derivatives  42 42
Total $ 76 $ 42 $ 118

T. ROWE PRICE Balanced Fund

is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $1,805,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund s initial investment. During the year ended
December 31, 2025, the volume of the fund s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the

T. ROWE PRICE Balanced Fund

accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets valuation of credit quality. As of December 31, 2025, the notional amount of protection sold by the fund totaled $48,500,000 (1.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in

T. ROWE PRICE Balanced Fund

accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund s swap investments, and potential losses in excess of the fund s initial investment.
During the year ended December 31, 2025, the volume of the fund s activity in swaps, based on underlying notional amounts, was generally between 0% and
2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments,

T. ROWE PRICE Balanced Fund

called tranches or classes , which will vary in risk profile and yield. The riskiest segments, which are the subordinate or equity tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted good delivery standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by rolling the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty
(collectively, MSFTA Transactions). At any time, the fund s risk of loss from

T. ROWE PRICE Balanced Fund

a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2025, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $23,000 cash as of December 31, 2025.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $64,036,000; the aggregate value of collateral was $66,886,000 and consisted of cash collateral and related investments of
$31,558,000 and U.S. government securities of $35,328,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,379,621,000 and $1,675,326,000, respectively, for the year ended December 31, 2025. Purchases and sales of U.S. government securities aggregated $676,439,000 and $610,204,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Balanced Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 110,688 $ 110,666
Long-term capital gain 244,545 213,368
Total distributions $ 355,233 $ 324,034

T. ROWE PRICE Balanced Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
($000s)
Cost of investments $ 3,457,772
Unrealized appreciation $ 1,820,650
Unrealized depreciation (159,410)
Net unrealized appreciation (depreciation) $ 1,661,240
($000s)
Undistributed ordinary income $ 2,782
Undistributed long-term capital gain 49,300
Net unrealized appreciation (depreciation) 1,661,240
Loss carryforwards and deferrals (30)
Total distributable earnings (loss) $ 1,713,292

T. ROWE PRICE Balanced Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund s group fee is determined by applying the group fee rate to the fund s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Balanced Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $1,973,000 for T. Rowe Price Services, Inc.; and $899,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Repayment date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $ $

T. ROWE PRICE Balanced Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31,
2025, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% $ 26
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 968
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 38
T. Rowe Price Real Assets Fund - I Class 0.63% 1,335
Total Management Fee Waived $ 2,367

T. ROWE PRICE Balanced Fund

Total management fee waived was allocated ratably in the amounts of
$1,262,000 and $1,105,000 for the Investor Class and I Class, respectively, for the year ended December 31, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund s net assets as of December 31, 2025.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Balanced Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Balanced
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Balanced Fund, Inc. (the "Fund")
as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2025 (collectively referred to as the financial statements ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund s management.
Our responsibility is to express an opinion on the Fund s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Balanced Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Balanced Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund s distributions to shareholders included $260,738,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $45,293,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $19,533,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $59,893,000 of the fund s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $2,033,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F68-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026